Additional information - condensed financial statements of the Company (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statement Of Operations
Total operating expenses	(853,542)	(1,385,863)	(881,848)
Loss from continuing operations	(91,253)	(1,440,221)	(420,515)
Interest expense	(285,618)	(489,346)	(373,710)
Change in fair value of derivatives	(51,867)	9,334	84,874
Share of loss from subsidiaries	(2,108)	(43,501)	(1,800)
Convertible bond buyback gain/(loss)		(8,466)	4,312
Other income/(loss)	16,064	398,861	235,723
Loss from continuing operations before income taxes	(441,519)	(1,561,632)	(514,275)
Net loss	(426,492)	(1,662,257)	(564,345)
Net loss attributable to JA Solar Holdings	(473,676)	(1,662,257)	(564,345)
JA Solar Holdings Co., Ltd.
Consolidated Statement Of Operations
Total operating expenses	(24,368)	(22,576)	(32,063)
Loss from continuing operations	(24,368)	(22,576)	(32,063)
Interest expense	(47,330)	(192,618)	(206,853)
Change in fair value of derivatives	(51,074)	32	57,015
Share of loss from subsidiaries	(246,909)	(1,809,926)	(465,989)
Convertible bond buyback gain/(loss)		(8,466)	4,312
Other income/(loss)	(59,599)	371,297	79,233
Loss from continuing operations before income taxes	(429,280)	(1,662,257)	(564,345)
Net loss	(429,280)	(1,662,257)	(564,345)
Less: fair value of warrants in excess of net proceeds of equity offering	44,396
Net loss attributable to JA Solar Holdings	(473,676)	(1,662,257)	(564,345)